ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 8 – ACCRUED EXPENSES

Accrued expenses consist of the following at:

	December 31, 2022	December 31, 2021
Accrued freight costs	$947,372	$603,332
Accrued payroll	416,039	289,408
Accrued value added tax	386,083	30,374
Accrued professional services	41,554	12,466
Other accrued liabilities	3,527	3,527
Total accrued expenses	$1,794,575	$939,107